May 8, 2002



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

         RE:      The Gabelli Value Fund Inc. (the "Fund")
                  File Nos. 33-30139/811-5848

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 17 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2002 (Accession # 0000935069-02-000407).

Should you have any comments on this filing, please contact the undersigned at
(617) 535-0531.

Sincerely,


/s/ Arlene Lonergan
Arlene Lonergan
Senior Regulatory Administrator




cc:      B. Alpert
         M. McKee
         D. Schloendorn
         T. Hamlin
         L. Dowd